CONDENSED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 8,412	$ 48,126	$ 503,204
Prepaid expenses	39,845	304,314	400,073
Other current assets	837	8,334
Total current assets	49,094	360,774	903,277
Marketable securities held in Trust Account	49,992,699	234,716,046	232,320,844
Other assets			302,847
Total Assets	50,041,793	235,076,820	233,526,968
Current liabilities:
Accounts payable	6,351,857	676,652	2,810
Promissory note - related party	557,810	200,000	208,461
Accrued professional services fees	2,414,548	3,091,220	168,810
Accrued expenses	62,267	42,267	11,501
Total current liabilities	9,386,482	4,010,139	391,582
Deferred underwriting fees payable			8,050,000
Derivative warrant liabilities	1,001,640	614,040	12,240,000
Deferred legal fees		343,437	343,437
Total liabilities	10,388,122	4,967,616	21,025,019
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at $10.20 and 10.10 per share at December 31, 2022 and 2021, respectively	49,892,699	234,616,046	232,300,000
Shareholders’ deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(10,239,603)	(4,507,417)	(19,798,626)
Total shareholders’ deficit	(10,239,028)	(4,506,842)	(19,798,051)
Total Liabilities, Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	50,041,793	235,076,820	233,526,968
Common Class A [Member]
Shareholders’ deficit
Common Stock, Value, Issued
Common Class B [Member]
Shareholders’ deficit
Common Stock, Value, Issued	$ 575	$ 575	$ 575